Loans Receivable - Schedule of Current and Non Current Loan Receivable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current and Non Current Loan Receivable [Line Items]
Current Maturity	2025 years	2025 years
Current	$ 990,688	$ 451,529
Non-current Maturity	2026 years	2026 years
Non-current		$ 503,493	593,232
Total	$ 990,688	$ 955,022	$ 593,232